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IQ Winslow Focused Large Cap Growth ETF
IQ Winslow Focused Large Cap Growth ETF
Investment Objective
The IQ Winslow Focused Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Shareholder Fees	IQ Winslow Focused Large Cap Growth ETF IQ Winslow Focused Large Cap Growth ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Winslow Focused Large Cap Growth ETF IQ Winslow Focused Large Cap Growth ETF
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.23%
Total Annual Fund Operating Expenses	1.98%
Expense Waiver/Reimbursement	1.33%	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.65%
[1]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Winslow Focused Large Cap Growth ETF | IQ Winslow Focused Large Cap Growth ETF | USD ($)	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 29% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in large capitalization companies, which are companies having a market capitalization in excess of  $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC (“Winslow Capital” or the “Subadvisor”) invests substantially all of the Fund’s investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in depositary receipts issued by a trust (including American Depositary Receipts (“ADRs”)) of foreign securities and in common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Shares. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund will normally invest in a limited number of issuers and hold a core position of between 25 and 35 securities, although the number of securities held by the Fund may occasionally exceed this range at times. The Fund is actively managed and does not intend to track an index. Pursuant to the exemptive relief that allows the Fund to utilize the proxy portfolio structure that is described in greater detail below, the Fund may only invest in securities listed or traded on a national securities exchange that trade contemporaneously with Fund Shares. The Fund is classified as “non-diversified” under the 1940 Act.
Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock ETF or mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.
When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm’s competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the Subadvisor evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Subadvisor then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy. ESG factors are evaluated by the Subadvisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Subadvisor’s investment process and the Subadvisor does not forgo potential investments strictly based on the evaluation of ESG factors.
The Subadvisor takes a “bottom-up” investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.
Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.
Semi-Transparent ETF with Proxy Portfolio Structure. While the Fund is an exchange-traded fund (“ETF”), it has characteristics that distinguish it from other types of ETFs. While most ETFs publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute — the “Proxy Portfolio” — and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”). The Proxy Portfolio will only include securities listed or traded on a national securities exchange that trade contemporaneously with Fund Shares. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. The Proxy Portfolio Disclosures are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies.

Principal Risks
Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.